Other reserves (Tables)	6 Months Ended
Jun. 30, 2019
Other reserves [abstract]
Other reserves
13. Other reserves
	As at	As at
	30.06.19	31.12.18
	£m	£m
Currency translation reserve	4,159	3,927
Fair value through other comprehensive income reserve	61	(298)
Cash flow hedging reserve	489	(123)
Own credit reserve	(77)	(121)
Other reserves	(24)	(24)
Total	4,608	3,361